CLOSED BLOCK - Summarized Financial Information (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$ 6,788	$ 6,958		$ 7,179
Policyholder dividend obligation	0	19	$ 47	52	$ 81
Other liabilities	48	271		43
Total Closed Block liabilities	6,836	7,248		7,274
Assets Designated To The Closed Block:
Fixed maturities, available for sale, at fair value (amortized cost of $3,923 and $3,884)	3,669	4,070		4,025
Amortized cost of fixed maturities	3,681	3,923		3,884
Mortgage loans on real estate	1,902	1,720		1,623
Policy loans	745	781		839
Cash and other invested assets	39	351		444
Other assets	187	182		213
Total assets designated to the Closed Block	6,542	7,104		7,144
Excess of Closed Block liabilities over assets designated to the Closed Block	294	144		130
Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholder dividend obligation of $19 and $52	(2)	138		100
Policyholder dividend obligation	0	19	$ 47	52	$ 81
Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities	$ 292	$ 282		$ 230